Critical accounting judgments and key sources of estimation uncertainty:	12 Months Ended
Dec. 31, 2019
Critical accounting judgments and key sources of estimation uncertainty:
Critical accounting judgments and key sources of estimation uncertainty:

Note 20 - Critical accounting judgments and key sources of estimation uncertainty:

In applying the Company’s accounting policies, which are described below, Company management is required to make judgments, estimates and assumptions about the carrying amounts of assets and liabilities. Estimates and assumptions are based on historical experience and other factors considered relevant. Actual results could differ from those estimates.

Critical accounting judgments

Significant information on assumptions, critical judgments and uncertainty estimations recognized in the consolidated financial statements are as follows:

20.1	Revenue
20.2	Useful life of the Airplan concession
20.3	Evaluation of impairment of goodwill

20.1 Revenue

As mentioned in Note 19.1.3, management regularly monitors and adjusts income so as to avoid exceeding the maximum rate at each of the airports operated by the Company in Mexico, which is the annual maximum income per traffic unit that can be received, and therefore the amount that the Company can record for services rendered whose prices are regulated.

If the Company recognized income exceeding that maximum rate, the authorities could cancel one or more airport concessions. Therefore, management regularly monitors regulated income in Mexico to ensure it does not exceed the limit. The application of the procedure established in the concession titles for determining whether revenues are in excess of the maximum rates and securing the necessary information are complex procedures. Among the information used in determining the maximum rate is passenger traffic and cargo statistics, in addition to variables such as the National Producer Price Index (excluding oil), authorized rates for airport services and the Rate for Airport Use.

20.2 Useful life of the Airplan concession

The overall duration of the Airplan concession depends on the revenues generated by the Colombian airports.  In particular, the concession remains in effect until the date on which any of the following events occur:

•	The regulated revenues generated are equal to the expected regulated revenues, provided that the concession agreement has been in force for at least 24 years.
•	The concession agreement has been in force for at least 40 years, regardless of whether the regulated revenues generated are equal to the expected revenues.

If the regulated revenues generated by the Colombian airports are equal to the expected revenues before the end of the 24 year period, the concession agreement will remain in effect until the end of such period.  Thus, management considers such factors in determining the final year of the concession term, which is 2032; however, in accordance with legal guidelines, the concession term may be extended until 2048 as long as the aforementioned requirements established by the grantor are met. It must be taken into account, for purposes of the expected regulated revenues according to the definition in the concession contract, that the expected regulated revenues will increase once each of the complementary works (mandatory or voluntary) is delivered to the grantor.

The Company conducts sensitivity analyses to determine the level of possible changes in the assumptions used to determine the useful life of the concession, in order to determine if the useful life would change significantly. At December 31, 2018 and 2019 the expected total revenues considering the additional works amount to Ps.23,474,154 and Ps.19,217,035, respectively.

20.3          Evaluation of impairment of goodwill

Goodwill is evaluated for impairment annually or whenever events or changes in circumstances indicate that there is impairment in the book value of goodwill including changes in tourist preferences, in the economic situation and in security levels in the different countries or other factors affecting passengers making use of our airports. In order to determine whether there is impairment in the value of goodwill, the cash generating unit to which goodwill has been assigned should be evaluated using present value techniques. When applying that valuation technique, the Company employs a series of factors which include historical income, business plans, forecasts and market data. The foregoing is described in greater detail in Note 8.1. As can be concluded from that description, changes in the conditions of these judgments and estimations can significantly affect the evaluated value of goodwill.